Notes Payable, Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Payable, Related Party [Abstract]
Notes payable, related party

10. Notes payable, related party

As of March 31, 2024 and December 31, 2023, the balance of the notes payable, related party was $1,820,000 and $1,720,000, respectively. The notes are outlined in the following table:

	March 31,	December 31,
	2024	2023
Notes payable, related party
$100,000, issued, no coupon, due on demand	$100,000	$-
$1,650,000, issued, 12% coupon, due on demand	1,720,000	1,720,000
Total notes payable, related party	$1,820,000	$1,720,000

During the year ended December 31, 2023, the Company received a related party loan from KORR Acquisitions Group, Inc. in the total amount of $1,720,000 (received in several tranches), with an interest rate of 12% per annum. This loan is subordinated to the Convertible Notes Payable (see Note 13).

During the three months ended March 31, 2024, the Company received a related party loan from KORR Acquisitions Group, Inc. in the total amount of $100,000, is non-interest bearing and is subordinated to the Convertible Notes Payable (see Note 13).

13. Notes payable, related party

As of December 31, 2023 and December 31, 2023, the balance of the notes payable, related party was $1,720,000 and $200. The notes are outlined in the following table:

	December 31,	December 31,
	2023	2022
Notes payable, related party
$10,100, issued, no coupon, due on demand	$-	$200
$1,720,000, issued, 12% coupon, due on demand	1,720,000	-
Total long-term notes payable, related party	$1,720,000	$200

On July 1, 2022, the Company entered into an agreement whereby the Company agreed to issue 362,000 shares of common stock in satisfaction of $25,000 in notes payable, related party and $296,839 in accounts payable, related party. As a result of this transaction, the Company recorded loss on extinguishment in the amount of $218,238.

During the year ended December 31, 2023, the Company received a related party loan from KORR Acquisitions Group, Inc. in the total amount of $1,720,000 (received in several tranches), with an interest rate of 12% per annum. This loan is subordinated to the Convertible Notes Payable (see Note 15).